Short-Term Investments	12 Months Ended
Mar. 31, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
9.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

As at	March 31, 2026	March 31, 2025
Bonds, defaulted and measured at fair value	$322	$316
Money market instruments	24	4,762
	$346	$5,078

During the year ended March 31, 2026, the Company recognized gain on the bond investment of $0.006 million (March 31 2025 - $nil), which are included in the gain on investment in the consolidated statements of (loss) income.